Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 14, 2018
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jun. 14, 2018
Document Effective Date	Jun. 14, 2018
Prospectus Date	Aug. 30, 2017
AllianzGI NFJ Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
AllianzGI NFJ Large-Cap Value Fund | A
Prospectus:
Trading Symbol	PNBAX
AllianzGI NFJ Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
AllianzGI NFJ Large-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	ANVIX
AllianzGI NFJ Large-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	ALNFX
AllianzGI NFJ Large-Cap Value Fund | P
Prospectus:
Trading Symbol	ALCPX